Loss on disposals	12 Months Ended
Dec. 31, 2018
Proceeds from Sale of Productive Assets [Abstract]
Loss on disposals
Loss on disposals

We have recognized the following loss on disposals:

(In $ millions)	Net proceeds/recoverable amount	Book value on disposal		Loss
Period from July 2, 2018 through December 31, 2018 (Successor):
Total for period ended December 31, 2018	—	—	—	—

Period from January 1, 2018 through July 1, 2018 (Predecessor):
Total for period ended July 1, 2018	—	—		—

Year ended December 31, 2017 (Predecessor):
Sale of West Triton	75	109		(34)
Sale of West Mischief	75	146		(71)
Sale of West Resolute	75	136		(61)
Disposal of Sevan Developer contract	—	75		(75)
Sale of West Rigel	126	128		(2)
Other	—	2		(2)
Total for year ended December 31, 2017	351	596		(245)

Year ended December 31, 2016 (Predecessor):
Total for year ended December 31, 2016	—	—		—

Loss on disposals in 2017 (Predecessor)

Sale of West Triton, West Mischief and West Resolute

On April 29, 2017 we reached an agreement with Shelf Drilling to sell the West Triton, West Mischief and West Resolute for a total consideration of $225 million. The West Triton and West Resolute were delivered in May 2017, whilst the West Mischief was delivered in September 2017. The sale resulted in a loss on disposal of $166 million.

Disposal of Sevan Developer contract
In October 2014, Sevan entered an agreement with Cosco to defer the delivery date of the Sevan Developer for twelve months with four subsequent options to extend the date for further periods of six months, until October 2017. On October 30, 2015, April 15, 2016 and October 15, 2016 three of the options were enacted, with $26.3 million, or 5% of the contract price, plus associated costs, refunded to Sevan on each occasion.
On April 27, 2017, the final delivery deferral agreement for the Sevan Developer was deferred to May 31, 2017 to finalize negotiations. As an agreement was not reached, the remaining installment of $26.3 million was refunded to Sevan, taking the delivery installment back to the $526.0 million contract price.

In July 2017, Sevan and Cosco agreed to defer the Sevan Developer delivery period until June 30, 2020. The contract amendment included a contract termination clause for Cosco and therefore it was deemed that Sevan had lost control of the asset and therefore derecognized the newbuild asset, which was held at $620 million, construction obligation held at $526 million, and accrued interest and other liabilities held at $19 million, resulting in a net loss on disposal of $75 million.

West Rigel settlement agreement

On April 5, 2018, we entered into a settlement and release agreement, subject to Bankruptcy Court approval, with Jurong in respect of the West Rigel whereby we agreed that the share of sale proceeds from the sale of the West Rigel by Jurong would be $126 million. We recognized a $2 million loss on disposal in the year ended December 31, 2017, reflecting the share of sales proceeds as the value of the asset held for sale.

On May 9, 2018 the West Rigel was sold by Jurong and we received a share of proceeds totaling $126 million.